SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax at statutory rate (BVI and UAE 0%)
Foreign tax rate differential	(1,498)	(6,981)	5,510
Tax effect of adjustments to current year tax provisions		(997)	(1,206)
Tax effect of adjustments to prior year tax provisions
Reversal of tax liability on expiration of limitation period
Effect of changes in valuation allowances	(1,460)	1,391	3,300
Unrecognized tax benefits	9,577	10,576	4,936
Other
Income tax (expense) / benefit	$ 6,619	$ 3,989	$ 12,540